Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship between “compensation actually paid” to our named executive officers and company financial performance, as required by or defined in Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K.
For further information regarding our compensation philosophy, and in particular, how we align executive compensation with company financial performance, refer to “Executive Compensation – Compensation Discussion and Analysis,” above.

					Value of Initial Fixed $100 Investment Based On: 1/29/2021
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return – AMBA ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Income ($ Millions) (7)	Revenue ($ Millions) (8)
2026	7,354,330	3,601,765	3,069,851	1,238,613	67.87	277.04	(75.9)	390.7
2025	7,477,266	12,086,018	3,796,963	5,813,059	81.31	173.73	(117.1)	284.9
2024	5,808,060	(778,845)	2,781,316	(358,615)	55.70	147.59	(169.4)	226.5
2023	5,904,850	(5,223,250)	3,702,220	(483,113)	95.21	101.21	(65.4)	337.6
2022	6,205,867	21,197,673	2,592,611	9,835,394	148.53	120.65	(26.4)	331.9

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for the Company’s principal executive officer, or PEO, Dr. Feng-Ming (Fermi) Wang, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table for Fiscal Year 2026,” above.

(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of the compensation reported in the “Total” column of the Summary Compensation Table, under the methodology prescribed under the SEC’s rules, as shown in the reconciliation table below.

The following table presents a reconciliation of total compensation paid to the PEO for each year as reported in the Summary Compensation Table, above, to the compensation actually paid to the PEO, which
was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Summary Compensation Table Total for PEO($)	Exclusion of Stock Awards for PEO($)	Inclusion of Equity Values for PEO($)	Equals Compensation Actually Paid to PEO($)
2026	7,354,330	(5,933,330)	2,180,765	3,601,765
2025	7,477,266	(6,353,359)	10,962,111	12,086,018
2024	5,808,060	(5,050,710)	(1,536,195)	(778,845)
2023	5,904,850	(5,343,850)	(5,784,250)	(5,223,250)
2022	6,205,867	(4,905,867)	19,897,673	21,197,673

The amounts in the Inclusion of Equity Values for PEO column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Fair Value of Unvested Current Year Awards at FYE for PEO ($)	Change in Value of Prior Year Awards Vesting During the Year for PEO ($)	Change in Value of Unvested Equity from Prior Years for PEO ($)	Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2026	4,840,318	(863,887)	(2,464,944)	669,278	—	2,180,765
2025	8,296,174	91,970	1,875,658	698,309	—	10,962,111
2024	2,486,054	(326,581)	(472,449)	477,210	—	(1,536,195)
2023	4,221,283	(1,451,046)	(9,054,092)	499,604	—	(5,784,250)
2022	5,627,028	1,909,656	11,606,228	754,761	—	19,897,673

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs other than the Company’s PEO (the
“Non-PEO
NEOs”), for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table for Fiscal Year 2026” above and the Summary Compensation Tables for fiscal years 2025 - 2022 contained in the Company’s previously filed proxy statements. The non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2026, Les Kohn, John Young, Chan Lee, and John Ju; (ii) for fiscal year 2025, Les Kohn, John Young, Chan Lee, and John Ju; (iii) for fiscal year 2024, Les Kohn, Brian White, Chan Lee, and John Ju; (iv) for fiscal year 2023, Les Kohn, Brian White, Chan Lee, John Ju, and John Young; and (v) for fiscal year 2022, Les Kohn, Casey Eichler, Chan Lee, John Ju, and John Young.

(4)
This figure is the average of compensation actually paid for the
Non-PEO
NEOs in each listed fiscal year. Compensation actually paid does not mean that these
Non-PEO
NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the reconciliation table below.

The following table presents a reconciliation of the average of the total compensation paid to
Non-PEO
NEOs for each year as reported in the Summary Compensation Table above and in the Company’s previously filed proxy statements to the average compensation actually paid to the
Non-PEO
NEOs, which was computed in accordance with Item 402(v) of
Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Equals Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	3,069,851	(2,373,332)	542,094	1,238,613
2025	3,796,963	(3,174,263)	5,190,359	5,813,059
2024	2,781,316	(2,359,584)	(780,347)	(358,615)
2023	3,702,220	(3,324,397)	(860,936)	(483,113)
2022	2,592,611	(1,956,274)	9,199,057	9,835,394

The amounts in the Inclusion of Equity Values for
Non-PEO
NEOs column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Average Fair Value of Unvested Current Year Awards at FYE for Non-PEO NEOs ($)	Average Change in Value of Prior Year Awards Vesting During the Year for Non-PEO NEOs ($)	Average Change in Value of Unvested Equity from Prior Years for Non-PEO NEOs( $)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Average Total- Inclusion of Equity Values for Non-PEO NEOs ($)
2026	1,936,127	(1,002,882)	(658,866)	267,715	—	542,094
2025	4,040,115	34,447	703,516	412,281	—	5,190,359
2024	1,161,428	(261,971)	(1,883,274)	203,470	—	(780,347)
2023	2,779,010	(615,781)	(3,238,882)	214,717	—	(860,936)
2022	2,243,894	1,303,642	5,350,587	300,933	—	9,199,057

(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to February 1, 2021, the beginning of the earliest fiscal year reported in this table, and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is the PHLX Semiconductor Sector Index (SOX), as used in the performance graph included in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to February 1, 2021, the beginning of the earliest fiscal year reported in this table, and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(8)
The metric in this column, the Company’s revenue as reflected in the Company’s audited financial statements, in our assessment, represents the most important Company financial performance measure (that is not otherwise disclosed in this table) used in fiscal year 2026 to link compensation actually paid to company performance for the NEOs for all years presented. In particular, 1/3 of the annual bonus program for NEOs for fiscal year 2026 is based on the revenue metric. Other key financial performance measures linked to executive compensation are described under “Financial Performance Measures,” below. For additional information regarding actual performance, peer group, and executive compensation for the most recently completed fiscal year, see “Executive Compensation – Compensation Discussion and Analysis,” above.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The
non-PEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2026, Les Kohn, John Young, Chan Lee, and John Ju; (ii) for fiscal year 2025, Les Kohn, John Young, Chan Lee, and John Ju; (iii) for fiscal year 2024, Les Kohn, Brian White, Chan Lee, and John Ju; (iv) for fiscal year 2023, Les Kohn, Brian White, Chan Lee, John Ju, and John Young; and (v) for fiscal year 2022, Les Kohn, Casey Eichler, Chan Lee, John Ju, and John Young.
Peer Group Issuers, Footnote	The peer group used is the PHLX Semiconductor Sector Index (SOX), as used in the performance graph included in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to February 1, 2021, the beginning of the earliest fiscal year reported in this table, and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 7,354,330	$ 7,477,266	$ 5,808,060	$ 5,904,850	$ 6,205,867
PEO Actually Paid Compensation Amount	$ 3,601,765	12,086,018	(778,845)	(5,223,250)	21,197,673
Adjustment To PEO Compensation, Footnote
The following table presents a reconciliation of total compensation paid to the PEO for each year as reported in the Summary Compensation Table, above, to the compensation actually paid to the PEO, which
was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Summary Compensation Table Total for PEO($)	Exclusion of Stock Awards for PEO($)	Inclusion of Equity Values for PEO($)	Equals Compensation Actually Paid to PEO($)
2026	7,354,330	(5,933,330)	2,180,765	3,601,765
2025	7,477,266	(6,353,359)	10,962,111	12,086,018
2024	5,808,060	(5,050,710)	(1,536,195)	(778,845)
2023	5,904,850	(5,343,850)	(5,784,250)	(5,223,250)
2022	6,205,867	(4,905,867)	19,897,673	21,197,673

The amounts in the Inclusion of Equity Values for PEO column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Fair Value of Unvested Current Year Awards at FYE for PEO ($)	Change in Value of Prior Year Awards Vesting During the Year for PEO ($)	Change in Value of Unvested Equity from Prior Years for PEO ($)	Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2026	4,840,318	(863,887)	(2,464,944)	669,278	—	2,180,765
2025	8,296,174	91,970	1,875,658	698,309	—	10,962,111
2024	2,486,054	(326,581)	(472,449)	477,210	—	(1,536,195)
2023	4,221,283	(1,451,046)	(9,054,092)	499,604	—	(5,784,250)
2022	5,627,028	1,909,656	11,606,228	754,761	—	19,897,673

Non-PEO NEO Average Total Compensation Amount	$ 3,069,851	3,796,963	2,781,316	3,702,220	2,592,611
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,238,613	5,813,059	(358,615)	(483,113)	9,835,394
Adjustment to Non-PEO NEO Compensation Footnote
The following table presents a reconciliation of the average of the total compensation paid to
Non-PEO
NEOs for each year as reported in the Summary Compensation Table above and in the Company’s previously filed proxy statements to the average compensation actually paid to the
Non-PEO
NEOs, which was computed in accordance with Item 402(v) of
Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Equals Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	3,069,851	(2,373,332)	542,094	1,238,613
2025	3,796,963	(3,174,263)	5,190,359	5,813,059
2024	2,781,316	(2,359,584)	(780,347)	(358,615)
2023	3,702,220	(3,324,397)	(860,936)	(483,113)
2022	2,592,611	(1,956,274)	9,199,057	9,835,394

The amounts in the Inclusion of Equity Values for
Non-PEO
NEOs column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Average Fair Value of Unvested Current Year Awards at FYE for Non-PEO NEOs ($)	Average Change in Value of Prior Year Awards Vesting During the Year for Non-PEO NEOs ($)	Average Change in Value of Unvested Equity from Prior Years for Non-PEO NEOs( $)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Average Total- Inclusion of Equity Values for Non-PEO NEOs ($)
2026	1,936,127	(1,002,882)	(658,866)	267,715	—	542,094
2025	4,040,115	34,447	703,516	412,281	—	5,190,359
2024	1,161,428	(261,971)	(1,883,274)	203,470	—	(780,347)
2023	2,779,010	(615,781)	(3,238,882)	214,717	—	(860,936)
2022	2,243,894	1,303,642	5,350,587	300,933	—	9,199,057

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO Compensation Actually Paid and
Non-PEO
NEOs Average Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid (or CAP) to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Compensation Actually Paid vs. Net Income
Relationship Between PEO Compensation Actually Paid
and Non-PEO
NEOs Average Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO
NEOs, and our net income (loss) during the fiscal years indicated.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO Compensation Actually Paid
and Non-PEO
NEOs Average Compensation Actually Paid and Revenue
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO
NEOs, and our revenue for the fiscal years indicated.

Total Shareholder Return Vs Peer Group
Relationship Between PEO Compensation Actually Paid and
Non-PEO
NEOs Average Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid (or CAP) to our PEO, the average of compensation actually paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Tabular List, Table
Financial Performance Measures
As described in further detail in “Executive Compensation –
Compensation
Discussion and Analysis” above, our executive compensation program incorporates various Company financial performance metrics. Such metrics are used in both our long-term and short-term incentive awards and are selected with the objective of incentivizing our PEO and
Non-PEO
NEOs to increase the long-term value of our Company for shareholders. The three most important financial performance measures used in fiscal year 2026 to link executive compensation actually paid to our PEO and
Non-PEO
NEOs, for the most recently completed fiscal year, to our financial performance are as follows (listed in no particular order of importance):

Most Important Financial Performance Measures

Revenue

Non-GAAP operating profit before bonus accruals

Total Shareholder Return relative to semiconductor companies in the Russell 2000 Index

Total Shareholder Return Amount	$ 67.87	81.31	55.7	95.21	148.53
Peer Group Total Shareholder Return Amount	277.04	173.73	147.59	101.21	120.65
Net Income (Loss)	$ (75,900,000)	$ (117,100,000)	$ (169,400,000)	$ (65,400,000)	$ (26,400,000)
Company Selected Measure Amount	390,700,000	284,900,000	226,500,000	337,600,000	331,900,000
PEO Name	Dr. Feng-Ming (Fermi) Wang
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating profit before bonus accruals
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return relative to semiconductor companies in the Russell 2000 Index
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,180,765	$ 10,962,111	$ (1,536,195)	$ (5,784,250)	$ 19,897,673
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,840,318	8,296,174	2,486,054	4,221,283	5,627,028
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,464,944)	1,875,658	(472,449)	(9,054,092)	11,606,228
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,278	698,309	477,210	499,604	754,761
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(863,887)	91,970	(326,581)	(1,451,046)	1,909,656
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,933,330)	(6,353,359)	(5,050,710)	(5,343,850)	(4,905,867)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,094	5,190,359	(780,347)	(860,936)	9,199,057
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,936,127	4,040,115	1,161,428	2,779,010	2,243,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,866)	703,516	(1,883,274)	(3,238,882)	5,350,587
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,715	412,281	203,470	214,717	300,933
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,002,882)	34,447	(261,971)	(615,781)	1,303,642
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,373,332)	$ (3,174,263)	$ (2,359,584)	$ (3,324,397)	$ (1,956,274)